Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Stock Warrants Activity

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding January 1, 2012	4,182,261	$0.45	4.77	-
Exercisable January 1, 2012	4,182,261	$0.45	4.77	-
Granted	418,470	$0.45	5.00
Exercised	-
Forfeited/Cancelled	(906,760)	$0.45
Outstanding December 31, 2012	3,693,971	$0.45	4.81	-
Exercisable December 31, 2012	3,693,971	$0.45	4.81	-
Granted	-
Exercised	-
Forfeited/Cancelled	(298,138)	$0.45
Outstanding December 31, 2013	3,395,833	$0.45	5.28	-
Exercisable December 31, 2013	3,395,833	$0.45	5.28	-

Warrant [Member]
Schedule of Fair Value Assumptions Related To Warrants Outstanding

The range of fair value assumptions related to warrants outstanding as of December 31, 2013 and 2012, were as follows:

	2013	2012
Dividend yield	0.0%	0.0%
Risk-free rate	0.62% - 4.59%	0.62% - 4.59%
Expected volatility	108% - 167%	108% - 167%
Expected term	2.5 - 10.0 years	2.5 - 10.0 years